Transactions with Related Parties, Second Jelco Loan (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Loan Agreement [Abstract]
Balance outstanding	$ 177,618	$ 185,509
Deferred financing costs	2,061	$ 2,443
Jelco [Member] | Second Jelco Loan [Member]
Loan Agreement [Abstract]
Balance outstanding	11,450
Deferred financing costs	$ 32